Shareholders' equity - Characteristics of BSPCE plans (Details) - BSPCE 2021	Apr. 16, 2021 EUR (€) Y EquityInstruments € / shares shares	Dec. 31, 2024 € / shares	Dec. 31, 2023 € / shares	Dec. 31, 2022 € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equity instruments granted | EquityInstruments	600,000
Number of shares per instrument | shares	1
Subscription premium price per share (€) | € / shares	€ 0
Exercise price (€) | € / shares	€ 11.74	€ 11.74	€ 11.74	€ 11.74
Expected volatility	64.00%
Average life (years) | Y	5
Risk-free rate	0.60%
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per instrument at grant date | €	€ 5.4
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per instrument at grant date | €	€ 5.7